Shareholder Report, Holdings (Details)	Jun. 30, 2024
WBI BullBear Value 3000 ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
WBI BullBear Value 3000 ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
WBI BullBear Value 3000 ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
WBI BullBear Value 3000 ETF | Tradeweb Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WBI BullBear Value 3000 ETF | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WBI BullBear Value 3000 ETF | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WBI BullBear Value 3000 ETF | Universal Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Value 3000 ETF | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Value 3000 ETF | Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WBI BullBear Value 3000 ETF | Dick's Sporting Goods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WBI BullBear Value 3000 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
WBI BullBear Value 3000 ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
WBI BullBear Value 3000 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
WBI BullBear Value 3000 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
WBI BullBear Value 3000 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Value 3000 ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WBI BullBear Value 3000 ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
WBI BullBear Value 3000 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
WBI BullBear Yield 3000 ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
WBI BullBear Yield 3000 ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
WBI BullBear Yield 3000 ETF | Janus Henderson Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
WBI BullBear Yield 3000 ETF | Tradeweb Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WBI BullBear Yield 3000 ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WBI BullBear Yield 3000 ETF | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WBI BullBear Yield 3000 ETF | TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WBI BullBear Yield 3000 ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WBI BullBear Yield 3000 ETF | Prudential Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WBI BullBear Yield 3000 ETF | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Yield 3000 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
WBI BullBear Yield 3000 ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
WBI BullBear Yield 3000 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
WBI BullBear Yield 3000 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
WBI BullBear Yield 3000 ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
WBI BullBear Yield 3000 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WBI BullBear Yield 3000 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Yield 3000 ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WBI BullBear Yield 3000 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
WBI BullBear Quality 3000 ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
WBI BullBear Quality 3000 ETF | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WBI BullBear Quality 3000 ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WBI BullBear Quality 3000 ETF | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
WBI BullBear Quality 3000 ETF | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WBI BullBear Quality 3000 ETF | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WBI BullBear Quality 3000 ETF | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Quality 3000 ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
WBI BullBear Quality 3000 ETF | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WBI BullBear Quality 3000 ETF | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WBI BullBear Quality 3000 ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
WBI BullBear Quality 3000 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
WBI BullBear Quality 3000 ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
WBI BullBear Quality 3000 ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
WBI BullBear Quality 3000 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
WBI BullBear Quality 3000 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WBI BullBear Quality 3000 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
WBI BullBear Quality 3000 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WBI BullBear Quality 3000 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
WBI Power Factor High Dividend ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
WBI Power Factor High Dividend ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
WBI Power Factor High Dividend ETF | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
WBI Power Factor High Dividend ETF | Best Buy Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
WBI Power Factor High Dividend ETF | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
WBI Power Factor High Dividend ETF | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WBI Power Factor High Dividend ETF | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WBI Power Factor High Dividend ETF | Kohl's Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WBI Power Factor High Dividend ETF | Whirlpool Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WBI Power Factor High Dividend ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
WBI Power Factor High Dividend ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
WBI Power Factor High Dividend ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
WBI Power Factor High Dividend ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
WBI Power Factor High Dividend ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
WBI Power Factor High Dividend ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
WBI Power Factor High Dividend ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
WBI Power Factor High Dividend ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
WBI Power Factor High Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
WBI Power Factor High Dividend ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
WBI Power Factor High Dividend ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%